RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions owned	$ 123,266		$ 123,266		$ 1,132,634
Related party transactions, professional expenses			133,797		50,400
Related party transaction, amounts of transaction			149,178		92,356
Prepaid royalties	339,091		339,091		339,091	344,321
Proceeds from related party					168,907
Related party transactions, administrative and general expenses					41,956
Professional Fees	303,574	$ 460,378	1,721,479	$ 1,445,004	2,269,756	1,153,731
Frank Maresca [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions owned	$ 123,266		123,266		1,132,634
Related party transaction, amounts of transaction					871,371
Proceeds from related party					95,000
Related party transactions, administrative and general expenses					198,841
Professional Fees					360,000	180,000
Maresca [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transactions, professional expenses			240,000	$ 300,000
Related party transaction, amounts of transaction			$ 121,316
Mr Richmond [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Related party transaction, amounts of transaction					168,907
Related party transactions, administrative and general expenses					$ 368,500